Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The below tables set forth the results from these entities on a 100% basis for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31, 2021		Period from January 1, 2021 to August 4, 2021
In $ millions	Perfomex	Perfomex II	Opex	Akal
Revenue	110.1	61.9	199.4	102.2
Operating expenses	(105.0)	(54.2)	(167.7)	(107.1)
Net income (loss)	1.0	5.1	30.9	(1.7)

	Year ended December 31, 2020
In $ millions	Perfomex	Perfomex II	Opex	Akal
Revenue	134.4	45.2	263.8	122.4
Operating expenses	(121.4)	(45.6)	(223.9)	(123.6)
Net income (loss)	11.8	0.2	10.7	(3.4)

	5 month period ended December 31, 2019
In $ millions	Perfomex	Perfomex II	Opex	Akal
Revenue	49.8	—	68.1	—
Operating expenses	47.4	—	85.7	—
Net income (loss)	1.5	—	(19.8)	—
Summarized balance sheets, on a 100% basis of the Company's equity method investees are as follows:

	As at December 31, 2021
In $ millions	Perfomex	Perfomex II
Cash	9.0	7.2
Total current assets	142.2	48.7
Total non-current assets	4.2	2.1
Total assets	146.4	50.8
Total current liabilities	132.1	45.8
Total non-current liabilities	—	—
Equity	14.3	5.0
Total liabilities and equity	146.4	50.8

	As at December 31, 2020
In $ millions	Perfomex	Perfomex II	Opex	Akal
Cash	0.8	0.4	0.2	3.7
Total current assets	152.6	41.1	220.0	116.5
Total non-current assets	1.8	1.7	—	—
Total assets	154.4	42.8	220.0	116.5
Total current liabilities	140.4	42.8	207.8	117.6
Total non-current liabilities	0.7	—	21.3	2.3
Equity	13.3	—	(9.1)	(3.4)
Total liabilities and equity	154.4	42.8	220.0	116.5
The following presents our investments in equity method investments as at December 31, 2021 and December 31, 2020:

In $ millions	Perfomex	Perfomex II	Opex	Akal	Total
Balance as of January 1, 2020	31.4	—	(3.7)	—	27.7
Funding provided by shareholder loan (1)	10.8	9.4	3.6	1.7	25.5
Income / (loss) on a percentage basis	5.8	0.1	5.3	(1.7)	9.5
Balance as of 31 December 2020	48.0	9.5	5.2	—	62.7
Funding received from shareholder loan (1)	(31.6)	(9.5)	(3.7)	(1.7)	(46.5)
Income / (loss) on a percentage basis	0.5	2.5	14.1	(1.0)	16.1
Cancellation of Opex performance guarantee (2)	—	—	(5.9)	—	(5.9)
Disposal of investment	—	—	(9.7)	2.7	(7.0)
Balance as of 31 December, 2021 (2)	16.9	2.5	—	—	19.4
(1) As at December 31, 2021, the "Equity method investments" balance in the Consolidated Balance Sheets includes $9.8 million in funding provided by shareholder loans to Perfomex.
(2) We previously issued a performance guarantee to Opex for the duration of its contract with Pemex. Management performed a valuation exercise to fair value the guarantee given, utilizing the inferred debt market method and subsequently mapping to a credit score, adjusting for country risk and default probability. A liability of $5.9 million was recognized in "Other liabilities" and added to the "Equity method investments" balance in the Consolidated Balance Sheets. Effective August 4, 2021, upon sale of the Company's 49% interest in Opex, the guarantee was terminated, and the associated liability was derecognized.